Impairment of long-lived assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Impairment reversal	$ 79,529
Impairment loss		$ (557,497)
After tax impairment loss	(30,971)
Impairment loss	88,437
Additional impairment loss	(26,581)
Cerro Pasco [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal	31,061
Decrease impairment reversal	48,468
Impairment reversal	70,010
Decrease impairment reversal	9,519
Carrying amount prior to impairment reversal	192,110
Mining Peru Cgu [Member]
IfrsStatementLineItems [Line Items]
Carrying amount prior to impairment reversal	310,938
Carrying amount after impairment	249,082
Impairment Loss [Member]
IfrsStatementLineItems [Line Items]
Impairment loss	(61,856)
Individual assets impairments	10,275
Construction amount	39,910
Net impairment loss	$ 32,512